Long-term Investments: Schedule of Equity Method Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Equity method investments, percent voting shares held	0.00%	0.00%
Equity method investments, investment carryign value	$ 8,150	$ 8,764
Mechel Somani Carbon (Mining segment)
Equity method investments, percent voting shares held	51.00%
Equity method investments, investment carryign value	528
TPTU (Mining segment)
Equity method investments, percent voting shares held	40.00%	40.00%
Equity method investments, investment carryign value	4,323	4,297
TRMZ (Mining segment)
Equity method investments, percent voting shares held	25.00%	25.00%
Equity method investments, investment carryign value	2,324	2,435
RIKT (Mining segment)
Equity method investments, percent voting shares held	36.00%	36.00%
Equity method investments, investment carryign value	$ 975	$ 2,032